Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,150	$ 1,459
Accumulated depreciation	$ 6,653	$ 4,568
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	43,416,200	37,424,423
Common stock, shares outstanding	43,416,200	37,424,423